Financial Instruments Automotive Narrative (Details) (Federal-Mogul [Member], USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Cash Flow Hedging [Member]	Dec. 31, 2011 Cash Flow Hedging [Member]	Dec. 31, 2010 Cash Flow Hedging [Member]	Jun. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member]	Dec. 31, 2010 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member]	Jun. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Maximum [Member]	Jun. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest rate swap contracts [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest rate swap contracts [Member]	Dec. 31, 2010 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest rate swap contracts [Member]	Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Cash Flow Hedging [Member]	Jun. 30, 2012 Sales Revenue, Goods, Net [Member] Customer Concentration Risk [Member] number_of_customers	Dec. 31, 2011 Sales Revenue, Goods, Net [Member] Customer Concentration Risk [Member] number_of_customers
Derivative [Line Items]
Maximum length of time hedged in interest rate cash flow hedge								5 years	5 years
Notional value of interest rate swap agreements								$ 1,190	$ 1,190
Combined average fixed interest rate on interest rate swap agreements								5.37%	5.37%
Unrealized net losses on interest rate swap hedges								28	44	(70)
Losses on interest rate swap agreements expected to be reclassified								27	(36)
Expected change in interest expense from 25 basis point change in interest rates, 2013								6
Expected change in interest expense from 25 basis point change in interest rates, 2014								7
Expected change in interest expense from 25 basis point change in interest rates, 2015								2
Notional value of price hedge contracts	78	117	50	73	117
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge	1 year	1 year
Unrealized net losses on price hedge contracts				(7)	(15)
Notional value of foreign currency hedge contracts	78	27	20	14	27
Maximum Length of Time Hedged in Foreign Currency Cash Flow Hedge	P1Y	P1Y
Unrealized net gains on foreign currency hedge contracts					3		1
Notional value of foreign currency contracts entered during the period											64
Number of customers accounting for more than 6% of direct sales												0	0
Concentration of risk threshold, percentage of direct sales												6.00%	5.00%
Unrealized Gain (Loss) on Price Risk Cash Flow Derivatives, before Tax						$ (12)